Intangible assets (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 567,210	$ 441,100	$ 545,913